Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Quality Factor ETF	Nov. 29, 2023
Fidelity Quality Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(19.53%)
Past 5 years	8.63%
Since Inception	11.00%	[1]
Fidelity Quality Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.81%)
Past 5 years	8.22%
Since Inception	10.59%	[1]
Fidelity Quality Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	6.77%
Since Inception	8.81%	[1]
IXZ6H
Average Annual Return:
Past 1 year	(19.32%)
Past 5 years	8.94%
Since Inception	11.33%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.